FINANCIAL INSTRUMENTS - Narrative (Details) € in Millions, $ in Millions		12 Months Ended
	Jun. 15, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) swap	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Derivatives, Fair Value [Line Items]
Interest rate swap mark-to-market income (loss)		$ (138)	$ 0	$ 0
Loss on partial extinguishment of debt		74	0	0
Floating Rate Note Due 2038
Derivatives, Fair Value [Line Items]
Face amount of debt						$ 1,000
Fixed Rate Notes Due 2038
Derivatives, Fair Value [Line Items]
Face amount of debt					$ 1,000	1,650
2038 Notes | Long-Term Debt
Derivatives, Fair Value [Line Items]
Cumulative fair value basis loss	$ 81
Fixed Rate Note Due 2048
Derivatives, Fair Value [Line Items]
Face amount of debt					$ 2,150
Senior Notes | 2038 Notes
Derivatives, Fair Value [Line Items]
Repayments	650
Loss on partial extinguishment of debt	$ 32	74
Basis adjustment amortization		1
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Interest rate swap mark-to-market income (loss)		(138)	0	0
Basis adjustment amortization		2
Derivatives designated as hedging instruments: | Net investment hedge
Derivatives, Fair Value [Line Items]
Derivative, notional amount							$ 1,000	€ 819
Derivative, fixed interest rate							4.73%	4.73%
Derivative, average fixed interest rate							3.26%	3.26%
Derivatives not designated as hedging instruments: | Foreign Currency
Derivatives, Fair Value [Line Items]
Interest rate swap mark-to-market income (loss)		(32)	$ (64)	$ (32)
Derivatives not designated as hedging instruments: | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivative, notional amount						$ 1,000
Number of derivative instruments entered into | swap					2
Mark-to-market value		$ 116
Derivatives not designated as hedging instruments: | Interest rate swap agreements | Floating Rate Note Due 2025 Through 2048
Derivatives, Fair Value [Line Items]
Number of derivative instruments converted | swap					1